Other income (expense)	12 Months Ended
Dec. 31, 2012
Other Income and Expenses [Abstract]
Other income (expense)
Other income (expense)

	Years ended December 31,
(Millions of dollars)	2012	2011		2010
Investment and interest income	$82	$85		$86
Foreign exchange gains (losses) [1]	(116)	21		(55)
License fee income	99	80		54
Gains (losses) on sale of securities and affiliated companies	4	17		9
Impairment of available-for-sale securities	(2)	(5)		(3)
Miscellaneous income (loss)	63	(230)	[2]	39
	$130	$(32)		$130

[1] Includes gains (losses) from foreign exchange derivative contracts.  See Note 3 for further details.
[2] Miscellaneous income (loss) in 2011 includes forward starting swap costs of $149 million (see Note 3) and bridge financing costs of $54 million (see Note 23), both related to the acquisition of Bucyrus.